Net Loss Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share

The company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260 “Earnings per Share.” Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding. Potential common shares consist of shares issuable upon the exercise of stock options and warrants.

The following table sets forth the potentially dilutive common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive (in thousands):

	December 31,
	2014	2013
Warrants to purchase common stock	8,540	14,850
Options to purchase common stock	8,590	13,159
Total	17,130	28,009